Defined Contribution Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Defined Contribution Plan [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 12 - DEFINED CONTRIBUTION PLAN

In August 2016, the Company established a qualified 401(k) plan with a discretionary employer matching provision. All employees who are at least twenty-one years of age and no minimum service requirement are eligible to participate in the plan. The plan allows participants to defer up to 90% of their annual compensation, up to statutory limits. Employer contributions charged to operations for the six months ended March 31, 2020 and 2019, was $0 and $0, respectively.

The Company's subsidiary, Howco, is the sponsor of a qualified 401(k) plan with a safe harbor provision. All employees are eligible to enter the plan within one year of the commencement of employment. Employer contributions charged to expense for the six months ended March 31, 2020 and 2019 was $4,575 and $26,113, respectively.

NOTE 13 - DEFINED CONTRIBUTION PLAN

In August 2016, Drone established a qualified 401(k) plan with a discretionary employer matching provision. All employees who are at least twenty-one years of age and no minimum service requirement are eligible to participate in the plan. The plan allows participants to defer up to 90% of their annual compensation, up to statutory limits. Employer contributions charged to operations for the years ended September 30, 2019 and 2018, was $0 and $0, respectively.

The Company's subsidiary, Howco, is the sponsor of a qualified 401(k) plan with a safe harbor provision. All employees are eligible to enter the plan within one year of the commencement of employment. Employer contributions charged to expense for the years ended September 30, 2019 and 2018, was $30,683 and $2,080, respectively.